Nature of Operations and Going Concern Uncertainty	12 Months Ended
Sep. 30, 2023
Nature of Operations and Going Concern Uncertainty [Abstract]
Nature of operations and going concern uncertainty

1.      Nature of operations and going concern uncertainty

LeddarTech Inc. (the “Company” or “LeddarTech”) was incorporated under the Canada Business Corporations Act on July 3, 2007. The Company’s head office is located at 240-4535, boul. Wilfrid-Hamel, Québec City, Québec, G1P 2J7, Canada.

The Company develops services and products targeted at the Advanced Driver Assistance Systems (“ADAS”) market and manufactures and commercializes advanced detection and ranging systems and solutions based on light (“LIDAR”) for the mobility market. The Company operates under one operating segment.

These consolidated financial statements were prepared on a going concern basis, which presumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. In its assessment to determine if the going concern assumption is appropriate, management considers all data available regarding the future for at least, without limiting to, the next twelve months from the date of the consolidated financial statements.

The Company has an accumulated deficit of $480,333,695 as at September 30, 2023, and, for the year ended September 30, 2023, incurred a net loss of $51,424,409 and net cash outflows related to operating and investing activities amounting to $36,651,124 and $11,172,500, respectively. As at September 30, 2023, the Company had a cash balance of $5,056,040 and an outstanding credit facility of $30,000,000 with a maturity date of January 31, 2026.

Based on cash flow projections, the Company does not expect to have sufficient cash resources in the coming year ending September 30, 2024, to develop its technology, to fund its operations and to comply with its credit facility covenants as renewed.

The ability of the Company to fulfill its obligations and finance its future activities depends on its ability to raise capital and the continuous support of its creditors. The Company has historically been successful in raising capital through issuances of equity and debt and refinancing its credit facilities (refer to Note 31). Consequently, the Company believes its effort to raise sufficient funds to support its activities will be successful. However, there can be no certainty as to the ability of the Company to achieve successful outcomes to these matters. This indicates the existence of a material uncertainty that raises substantial doubt about the ability of the Company to continue as a going concern.

The accompanying consolidated financial statements do not purport to give effect to adjustments, if any, to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern and be required to realize its assets and liquidate its liabilities in other than normal course of business.

These consolidated financial statements were approved for issue by the Board of Directors (the “Board”) of the Company on January 29, 2024.